Transfers	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Transfers	Transfers
2025 Transfers
Effective January 1, 2025, the Plan was amended to permit the merger of the assets, including participant loans, of the ILC Dover 401(k) Savings and Investment Plan, totaling $62,193,429, which were transferred into the Plan on May 6, 2025. Any person with an account balance under that plan became a participant in the Plan as of January 1, 2025 in accordance with the provisions in the Plan Document.
Effective January 1, 2025, the Plan was amended to permit the merger of the assets, including participant loans, of the Air Systems, LLC Profit Sharing Plan, totaling $5,737,541, which were transferred into the Plan on April 28, 2025. Any person with an account balance under that plan became a participant in the Plan as of January 1, 2025 in accordance with the provisions in the Plan Document.
Effective January 1, 2025, the Plan was amended to permit the merger of the assets, including participant loans, of the Cullum and Brown, Inc. 401(K) Profit Sharing Plan and Trust, totaling $6,818,035, which were transferred into the Plan on October 24, 2025. Any person with an account balance under that plan became a participant in the Plan as of January 1, 2025 in accordance with the provisions in the Plan Document.
Effective January 1, 2025, the Plan was amended to permit the merger of the assets, including participant loans, of the Stamford Scientific International, Inc. 401(k) Profit Sharing Plan, totaling $1,729,190, which were transferred into the Plan on October 27, 2025. Any person with an account balance under that plan became a participant in the Plan as of January 1, 2025 in accordance with the provisions in the Plan Document.
Effective January 1, 2025, the Plan was amended to permit the merger of the assets, including participant loans, of the Air Power Systems Co., LLC 401(k) Profit Sharing Plan, totaling $3,942,118, which were transferred into the Plan on October 30, 2025. Any person with an account balance under that plan became a participant in the Plan as of January 1, 2025 in accordance with the provisions in the Plan Document.
Effective January 1, 2025, the Plan was amended to permit the merger of the assets, including participant loans, of the Excelsior Blower Systems 401(k) Plan, totaling $2,772,189, which were transferred into the Plan on October 31, 2025. Any person with an account balance under that plan became a participant in the Plan as of January 1, 2025 in accordance with the provisions in the Plan Document.
Effective January 1, 2025, the Plan was amended to permit the merger of the assets, including participant loans, of the ASPS, LLC 401(k) Profit Sharing Plan, totaling $2,091,396, which were transferred into the Plan on November 4, 2025. Any person with an account balance under that plan became a participant in the Plan as of January 1, 2025 in accordance with the provisions in the Plan Document.
2024 Transfers
Effective January 1, 2024, the Plan was amended to permit the merger of the assets of the Howden USA 401(k), totaling $16,487,072, which were transferred into the Plan on March 8, 2024. Any person with an account balance under that plan became a participant in the Plan as of January 1, 2024 in accordance with the provisions in the Plan Document.
Effective January 1, 2024, the Plan was amended to permit the merger of the assets of the Paragon Tank Truck Equipment 401(k) Profit Sharing Plan & Trust, totaling $1,407,856, which were transferred into the Plan on September 18, 2024. Any person with an account balance under that plan became a participant in the Plan as of January 1, 2024 in accordance with the provisions in the Plan Document.
Effective January 1, 2024, the Plan was amended to permit the merger of the assets of the Trace Analytics 401(k) Plan, totaling $755,329, which were transferred into the Plan on September 19, 2024. Any person with an account balance under that plan became a participant in the Plan as of January 1, 2024 in accordance with the provisions in the Plan Document.
Effective January 1, 2024, the Plan was amended to permit the merger of certain assets of the Vensure 401(k) Plan, totaling $140,537, which were transferred into the Plan on September 25, 2024. Certain individuals with an account balance under that plan became a participant in the Plan as of January 1, 2024 in accordance with the provisions in the Plan Document.